Avondale (Details) (Avondale Wind Down, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total
Restructuring Cost and Reserve [Line Items]
Estimated total costs	$ 256
Estimated total costs, initial estimate				310
Amount in question by DCAA				25
Amount in question by DCAA, percent of total submitted				8.00%
Estimated total costs, revised submission			271
Restructuring Reserve [Roll Forward]
Beginning balance	24	50	66
Payments	(27)	(50)	(60)
Adjustments	17	24	44
Ending balance	14	24	50	66
Compensation
Restructuring Reserve [Roll Forward]
Beginning balance	24	50	27
Payments	(27)	(50)	(24)
Adjustments	17	24	47
Ending balance	14	24	50
Other Accruals
Restructuring Reserve [Roll Forward]
Beginning balance			39
Payments			(36)
Adjustments			$ (3)